Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	₩ (6,397)	₩ 538	₩ 3,277
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	2,620,046	2,397,717
Interest on plan assets	77,745	51,580
Remeasurement of plan assets	(57,335)	(9,529)
Contributions to plan assets	346,773	417,486
Benefits paid	(287,312)	(230,938)
Others	3,722	(6,270)
End of year	₩ 2,703,639	₩ 2,620,046	₩ 2,397,717